INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
INCOME TAXES
INCOME TAXES

15. INCOME TAXES

        Prior to the Company's reorganization and IPO of Moelis & Company, the Company had been primarily subject to the New York City unincorporated business tax ("UBT") and certain other foreign, state and local taxes. The Company's operations were historically comprised of entities that are organized as limited liability companies and limited partnerships. For U.S. federal income tax purposes, taxes related to income earned by these entities represent obligations of the individual partners and members and have historically not been reflected in the condensed consolidated and combined statements of financial condition. In connection with the Company's reorganization and IPO, the Company became subject to U.S. corporate federal, state and local income tax on its allocable share of results of operations from Group LP.

        The Company recorded an increase in the net deferred tax asset of $68,064 for the nine months ended September 30, 2014, which is primarily attributable to approximately $67,394 of tax impact associated with the Company's reorganization and the one-time cash distribution to partners of Old Holdings in connection with the IPO of Moelis & Company treated as an acquisition for U.S. federal income tax purposes of partnership units in Group LP from certain partners of Old Holdings. This distribution resulted in a deferred tax asset of which approximately $60,896 is attributable to exchanges by certain of the partners of Old Holdings who are party to the tax receivable agreement. Pursuant to this agreement, 85% (or $51,761) of the tax benefits associated with this portion of the deferred tax asset are payable to partners of Old Holdings over the next 15 years and recorded as amount due pursuant to tax receivable agreement in the condensed consolidated and combined statements of financial condition. The remaining tax benefit is allocable to the Company and is recorded in additional paid-in-capital.

7. INCOME TAXES

        The following table presents the U.S. and non-U.S. components of income (loss) before income tax expense:

	December 31,
	2013	2012	2011
U.S.	$88,395	$46,313	$25,610
Non-U.S.	(15,376)	(8,593)	(30,498)

Income (loss) before income taxes	$73,019	$37,720	$(4,888)

        The current and deferred components of the income tax provision for the years ended December 31, 2013, 2012 and 2011 are as follows:

	December 31,
	2013	2012	2011
Current income taxes:
Federal	$—	$—	$—
State and local	2,533	2,454	2,078
Foreign	—	328	—

	$2,533	$2,782	$2,078
Deferred income taxes:
Federal	$—	$—	$—
State and local	187	(55)	(344)
Foreign	74	(229)	1,908

Total	$2,794	$2,498	$3,642

        The total provision for income taxes differs from the amount which would be computed by applying the appropriate statutory rate to income before income taxes as follows:

	December 31,
	2013	2012	2011
Reconciliation of federal statutory tax rates
U.S. statutory tax rate	35.0%	35.0%	35.0%
Increase (decrease) due to state and local taxes	3.7%	6.3%	-35.5%
Rate benefit as a U.S. limited partnership/flow through	-35.0%	-35.0%	-35.0%
Foreign tax rate	0.1%	0.3%	-39.0%

Effective income tax rate	3.8%	6.6%	-74.5%

        Deferred income taxes reflect the net effect of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and tax purposes. As of December 31, 2013, the tax bases of the Company's assets exceeded the reported amounts by approximately $94,000. The significant components of deferred tax assets and liabilities included on the Company's combined statements of financial condition are as follows:

	December 31,
	2013	2012	2011
Net operating loss	$7,127	$5,138	$4,414
Accrued expenses and other	1,315	819	535

	8,442	5,957	4,949
Valuation allowance	(7,127)	(5,138)	(4,414)

Net deferred tax asset	$1,315	$819	$535

        As of December 31, 2013, the Company had accumulated net foreign operating loss carryforwards related to our international operations of approximately $31,902. At December 31, 2013, the Company's management concluded that a valuation allowance should be established with regard to the tax benefits associated with certain foreign net operating losses, as it is more likely than not that these losses will not be fully utilized in future years.

        Foreign withholding taxes are not provided for on the undistributed earnings of foreign subsidiaries that are essentially permanent in nature. There were no significant foreign undistributed earnings at December 31, 2013, 2012 and 2011.

        The Company is subject to taxation in certain U.S., state, local, and foreign jurisdictions. As of December 31, 2013, the Parent's tax years for 2012, 2011, and 2010 are subject to examination by the tax authorities.